                    TAX FREE MONEY PORTFOLIO                                   7
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value                                                                           $118,664,248
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                                  55,321
---------------------------------------------------------------------------------------------------------------
   Interest Receivable                                                                                1,012,415
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                               789
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     119,732,773
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                   5,899
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            24,075
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                     29,974
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $119,702,799
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                 $119,702,799
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                      $119,702,799
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Interest                                                                                          $4,843,488
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory                                                                        $180,724
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                       60,241
---------------------------------------------------------------------------------------------------------------
   Professional                                                                      25,996
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                           1,918
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                      3,627
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   272,506
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                         (31,541)            240,965
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 4,602,523
---------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS FROM SECURITIES TRANSACTIONS                                                          (25,049)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                           $4,577,474
===============================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                   8
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    For the             For the
                                                                                 year ended          year ended
                                                                                   December            December
                                                                                   31, 1995            31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                      $   4,602,523       $   3,366,308
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                                   (25,049)            (12,897)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                     4,577,474           3,353,411
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                               802,388,131         642,000,791
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                  (797,670,460)       (646,550,579)
---------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Transactions                4,717,671          (4,549,788)
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        9,295,145          (1,196,377)
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                            110,407,654         111,604,031
---------------------------------------------------------------------------------------------------------------
   End of Year                                                                $ 119,702,799       $ 110,407,654
===============================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Tax Free Money Portfolio.

--------------------------------------------------------------------------------------------------------------------
                                                                                                      For the period
                                                                                                   February 19, 1991
                                                             For the year ended December 31,           (Commencement
                                                       -----------------------------------------   of Operations) to
                                                       1995        1994        1993         1992   December 31, 1991
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income
  to Average Net Assets                                3.82%       2.76%       2.50%        3.18%              4.59%*

Ratio of Expenses to Average Net Assets                0.20%       0.20%       0.20%        0.22%              0.25%*

Decrease Reflected in Above Ratio of
  Expenses to Average Net Assets Due to
  Absorption of Expenses by Bankers Trust              0.03%       0.03%       0.02%        0.02%              0.02%*

Net Assets, End of Period (000's omitted)           $119,703    $110,408    $111,604     $157,634           $143,942

* Annualized

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                   9
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        ARIZONA - 3.43%
------------------------------------------------------------------------------------------------------------------------------
A1+                      $2,000,000     Chandler, Arizona, I.D.A., (LOC: National Westminster),
                                        Variable Rate Monthly Demand Note, 4.25%, 12/15/09 (a)                      $2,000,000
------------------------------------------------------------------------------------------------------------------------------
A1+    P1                 2,100,000     Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster),
                                        Variable Rate Daily Demand Note, 5.95%, 12/1/09 (a)                          2,100,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     4,100,000
==============================================================================================================================
                                        CALIFORNIA - 6.26%
------------------------------------------------------------------------------------------------------------------------------
SP1    MIG1      F1+      4,840,000     California State Warrants, RAWS, 5.75%, 4/25/96                              4,868,573
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA      1,415,000     California State Warrants, RAWS, (FGIC Insured), 5.75%, 4/25/96              1,423,475
------------------------------------------------------------------------------------------------------------------------------
SP1    MIG1      F1+      1,200,000     Los Angeles County TRANS, (LOC: Bank of America, Credit
                                        Suisse, Morgan Guaranty, Swiss Bank, Union Bank of Switzerland,
                                        West Deutsche Bank), 4.50%, 7/1/96                                           1,204,020
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,496,068
==============================================================================================================================
                                        COLORADO - 0.85%
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,010,000     Moffat County, Colorado, P.C.R., Tri-State Generation Project,
                                        (AMBAC Insured), 4.125%, 11/1/96                                             1,014,266
==============================================================================================================================
                                        CONNECTICUT - 2.51%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1     F1+      3,000,000     Connecticut Unemployment Compensation Revenue Bonds,
                                        (FGIC Insured) 3.90%, 11/15/01, Mandatory Put 7/1/96                         3,000,000
==============================================================================================================================
                                        FLORIDA - 8.22%
------------------------------------------------------------------------------------------------------------------------------
A1+                         200,000     Dade County, Florida, Housing Finance Authority, Bermuda Villas,
                                        Series K, (LOC: John Hancock Insurance), Variable Rate Weekly
                                        Demand Note, 5.40%, 2/1/05 (a)                                                 200,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,200,000     Dade County, Florida, Housing Finance Authority, Cutler Club
                                        Apartments, Series J, (LOC: John Hancock Insurance), Variable
                                        Rate Weekly Demand Note, 5.40%, 2/1/05 (a)                                   1,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       3,000,000     Dade County, Florida, Housing Finance Authority, Nob Hill
                                        Project, Series 1, (LOC: John Hancock Insurance), Variable
                                        Rate Weekly Demand Note, 5.40%, 8/1/05 (a)                                   3,000,000
------------------------------------------------------------------------------------------------------------------------------
A1                          300,000     Florida Housing Finance Agency, (LOC: Wells Fargo),
                                        Variable Rate Monthly Demand Note, 3.85%, 4/1/07 (a)                           300,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,100,000     Florida Housing Finance Agency, Lakes of Northdale, (MBIA
                                        Insured), Variable Rate Monthly Demand Note, 3.75%, 6/1/07 (a)               1,100,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              3,000,000     Florida Housing Finance Agency, River Oaks, (LOC: Citibank),
                                        Variable Rate Weekly Demand Note, 5.05%, 12/1/07 (a)                         3,000,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,000,000     Florida State Sunshine Skyway Revenue, G.O., 7.30%, 6/1/05,
                                        Prerefunded 6/1/96 @ 102                                                     1,034,141
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     9,834,141
==============================================================================================================================
                                        HAWAII - 3.85%
------------------------------------------------------------------------------------------------------------------------------
AA     Aaa                1,500,000     Hawaii State, G.O., Series BJ, 6.75%, 12/1/97,
                                        Prerefunded 12/1/96 @ 101.50                                                 1,561,744
------------------------------------------------------------------------------------------------------------------------------
AA     Aaa                1,000,000     Honolulu, Hawaii City and County, G.O., 6.90%, 10/1/96                       1,025,171
------------------------------------------------------------------------------------------------------------------------------
AA     Aaa                2,000,000     Honolulu, Hawaii City and County, G.O., Series A, 5.80%, 8/1/96              2,023,463
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     4,610,378
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                  10
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        ILLINOIS - 2.00%
------------------------------------------------------------------------------------------------------------------------------
A1+                      $1,300,000     Burbank, Illinois, I.D.R., (LOC: Canadian Imperial Bank),
                                        Variable Rate Monthly Demand Note, 4.00%, 9/15/24 (a)                       $1,300,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,100,000     Chicago, Illinois, G.O., Tender Notes, (LOC: Morgan Guaranty),
                                        3.75%, 10/31/96, Mandatory Put 5/1/96                                        1,100,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,400,000
==============================================================================================================================
                                        IOWA - 5.93%
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,700,000     Des Moines, Iowa, C.D.A., East Grand Office Park Project,
                                        (Guaranteed by Principal Financial Group), Variable Rate Monthly
                                        Demand Note, 4.00%, 4/1/15 (a)                                               2,700,000
------------------------------------------------------------------------------------------------------------------------------
       VMIG1              1,500,000     Osceola, Iowa, Babson Brothers Company Project, (LOC: Bank of
                                        New York), Variable Rate Weekly Demand Note, 5.35%, 12/1/96 (a)              1,500,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,895,000     Urbandale, Iowa, Meredith Drive Associates, (Guaranteed by
                                        Principal Financial Group), Variable Rate Monthly Demand Note,
                                        4.00%, 11/1/15 (a)                                                           2,895,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,095,000
==============================================================================================================================
                                        KANSAS - 2.26%
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,400,000     Fairway, Kansas, I.D.R., J.C. Nichols Project, (Guaranteed by
                                        Principal Mutual Insurance), Variable Rate Monthly Demand
                                        Note, 4.00%, 11/1/14 (a)                                                     1,400,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,300,000     Prairie Village, Kansas, Multi-Family Revenue, J.C. Nichols Project,
                                        (Guaranteed by Bankers Life), Variable Rate Monthly Demand
                                        Note, 4.00%, 12/1/15 (a)                                                     1,300,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,700,000
==============================================================================================================================
                                        LOUISIANA - 0.84%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,000,000     Jefferson Parish, Louisiana Hospital Revenue, West Jefferson
                                        Medical Center, (LOC: Citibank), Variable Rate Weekly Demand
                                        Note, 5.40%, 1/1/26 (a)                                                      1,000,000
==============================================================================================================================
                                        MARYLAND - 1.00%
------------------------------------------------------------------------------------------------------------------------------
SP1    P1                 1,200,000     Montgomery County, Tax-Exempt Commercial Paper, (LOC:
                                        Union Bank of Switzerland), 3.70%, 1/9/96                                    1,200,000
==============================================================================================================================
                                        MISSOURI - 2.92%
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,200,000     Kansas City, Missouri, I.D.A., Coach House Project, Variable
                                        Rate Monthly Demand Note, 4.00%, 12/1/15 (a)                                 2,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,300,000     St. Louis, Missouri, I.D.A., Cedar Run Apartments Project, (LOC:
                                        John Hancock Insurance), Variable Rate Weekly Demand Note,
                                        5.40%, 2/1/07 (a)                                                            1,300,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,500,000
==============================================================================================================================
                                        NEW HAMPSHIRE - 0.25%
------------------------------------------------------------------------------------------------------------------------------
A1+                         300,000     New Hampshire State, I.D.A., (LOC: Union Bank of Switzerland),
                                        Variable Rate Monthly Demand Note, 3.75%, 7/1/13 (a)                           300,000
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                  11
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        NEW YORK - 36.19%
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1             $2,700,000     New York City, New York, G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 4.75%, 8/1/21 (a)                          $2,700,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1                500,000     New York City, New York, G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/22 (a)                             500,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1                400,000     New York City, New York, G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/23 (a)                             400,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              1,800,000     New York City, New York, G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/18 (a)                          1,800,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1     A-       2,600,000     New York City, New York, G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/19 (a)                          2,600,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1     A-       1,200,000     New York City, New York, G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/20 (a)                          1,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1                800,000     New York City, New York, G.O., (LOC: Kredietbank),
                                        Variable Rate Daily Demand Note, 5.90%, 8/1/15 (a)                             800,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,850,000     New York City, New York, G.O., (LOC: Kredietbank),
                                        Variable Rate Daily Demand Note, 5.90%, 8/1/16 (a)                           1,850,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              3,200,000     New York City, New York, G.O., (LOC: Sanwa Bank),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/17 (a)                          3,200,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              2,800,000     New York City, New York, G.O., (LOC: Sanwa Bank,)
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/18 (a)                          2,800,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              6,565,000     New York City, New York, G.O., (LOC: Sumitomo Bank),
                                        Variable Rate Daily Demand Note, 6.10%, 8/1/16 (a)                           6,565,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG1              4,200,000     New York City, New York, G.O., (LOC: Sumitomo Bank),
                                        Variable Rate Daily Demand Note, 6.10%, 8/1/17 (a)                           4,200,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,800,000     New York City, New York, G.O., (LOC: Union Bank of Switzerland),
                                        Variable Rate Daily Demand Note, 5.00%, 8/15/21 (a)                          1,800,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              4,400,000     New York City, New York, G.O., (MBIA Insured), Variable
                                        Rate Daily Demand Note, 5.90%, 8/15/23 (a)                                   4,400,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      3,000,000     New York City, New York, RANS, Series A, 4.50%, 4/11/96                      3,006,048
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      2,000,000     New York City, New York, TANS, Series A, 4.50%, 2/15/96                      2,001,919
------------------------------------------------------------------------------------------------------------------------------
       VMIG1              2,500,000     New York State Dormitory Authority Revenue Bonds, (LOC:
                                        Banque Paribas), Variable Rate Daily Demand Note, 5.85%, 7/1/23 (a)          2,500,000
------------------------------------------------------------------------------------------------------------------------------
A1+                       1,000,000     New York State Energy Research and Development Authority,
                                        Niagara Mohawk Power, Series A, (LOC: Toronto Dominion),
                                        5.50%, 7/1/15 (a)                                                            1,000,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    43,322,967
==============================================================================================================================
                                        NORTH CAROLINA - 1.67%
------------------------------------------------------------------------------------------------------------------------------
A1     P1                 2,000,000     North Carolina Eastern Municipal Power, Tax Exempt Commercial
                                        Paper, (LOC: Morgan Guaranty), 3.70%, 1/11/96                                2,000,000
==============================================================================================================================
                                        OHIO - 2.42%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              2,900,000     Ohio State Air Quality Development Authority, (LOC: J.P. Morgan),
                                        Variable Rate Daily Demand Note, 5.50%, 12/1/15 (a)                          2,900,000
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                  12
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
-------------------       PRINCIPAL
S&P / MOODY / FITCH        AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        PENNSYLVANIA - 0.58%
------------------------------------------------------------------------------------------------------------------------------
A1+                     $   700,000     Lehigh County, Pennsylvania, I.D.R., Allegheny Electric, (LOC:
                                        Rabobank Nederland), Variable Rate Monthly Demand Note,
                                        3.75%, 6/1/14 (a)                                                           $  700,000
==============================================================================================================================
                                        RHODE ISLAND - 4.28%
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                3,000,000     Rhode Island Depositors Economic Protection, Series A,
                                        (MBIA Insured), 7.25%, 8/1/21, Prefunded 8/1/96 @ 102                        3,121,282
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      2,000,000     Rhode Island State, TANS, (LOC: Union Bank of Switzerland),
                                        4.50%, 6/28/96                                                               2,008,272
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,129,554
==============================================================================================================================
                                        TEXAS - 8.88%
------------------------------------------------------------------------------------------------------------------------------
       VMIG1                750,000     Harris County, Texas, Health Facility Development-Tirr Project,
                                        (LOC: Texas Commerce Bank), Variable Rate Daily Demand Note,
                                        5.95%, 10/1/17 (a)                                                             750,000
------------------------------------------------------------------------------------------------------------------------------
AA-    Aa                 1,400,000     Houston, Texas, G.O., 5.50%, 3/1/96                                          1,401,664
------------------------------------------------------------------------------------------------------------------------------
       Aaa                2,000,000     Houston, Texas, G.O., 8.00%, 3/1/22, Prerefunded 3/1/96 @ 102                2,053,596
------------------------------------------------------------------------------------------------------------------------------
       VMIG1              1,400,000     Texas Small Business, I.D.R., Texas Public Facilities, (LOC:
                                        Credit Suisse), Variable Rate Weekly Demand Note, 5.20%, 7/1/26 (a)          1,400,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG1      F1+      5,000,000     Texas State, TRANS, 4.75%, 8/30/96                                           5,021,614
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,626,874
==============================================================================================================================
                                        VERMONT - 3.96%
------------------------------------------------------------------------------------------------------------------------------
A1+                       4,735,000     Vermont I.D.A., Central Vermont Public Service, (LOC:
                                        Toronto Dominion), Variable Rate Monthly Demand Note,
                                        4.25%, 12/1/13 (a)                                                           4,735,000
==============================================================================================================================
                                        WASHINGTON - 0.83%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG1              1,000,000     Chelan County, Washington, Public Utility District 1, (LOC:
                                        Credit Suisse), Variable Rate Weekly Demand Note, 5.05%, 6/1/15 (a)          1,000,000
==============================================================================================================================
TOTAL INVESTMENTS
(Amortized Cost $118,664,248)                                                                     99.13%          $118,664,248
------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                              0.87%             1,038,551
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       100.00%          $119,702,799
==============================================================================================================================

(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

(b) The following abbreviations are used in portfolio descriptions:
    AMBAC -- American Municipal Bond Assurance Corporation
    C.D.A. -- Community Development Authority
    FGIC -- Financial Guaranty Insurance Corporation
    G.O. -- General Obligation
    I.D.A. -- Industrial Development Authority
    I.D.R. -- Industrial Development Revenue
    LOC -- Secured by a Letter of Credit
    MBIA -- Municipal Bond Investors Assurance Corporation
    P.C.R. -- Pollution Control Revenue
    RANS -- Revenue Anticipation Notes
    RAWS -- Revenue Anticipation Warrants
    TANS -- Tax Anticipation Notes
    TRANS -- Tax Revenue Anticipation Notes

(c) Ratings were not audited by Coopers & Lybrand L.L.P.

                  See Notes to Financial Statements on Page 15

                    TAX FREE MONEY PORTFOLIO                                  15
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Tax Free Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and commenced operations on February 19, 1991. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $60,241.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $180,724.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $31,541.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                    TAX FREE MONEY PORTFOLIO                                  16
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Tax Free Money Portfolio:

We have audited the accompanying statement of assets and liabilities of the Tax Free Money Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period February 19, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free Money Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996